Basis of Preparation and Changes to the Groups Accounting Policies	6 Months Ended
Jun. 30, 2022
Basis of Preparation and Changes to the Group's Accounting Policies
Basis of Preparation and Changes to the Group's Accounting Policies

2.Basis of Preparation and Changes to the Group’s Accounting Policies

The Group’s interim condensed consolidated financial statements for the six-months periods ended June 30, 2022 and 2021 are prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements have been prepared on a going concern basis, applying a historical cost convention, unless otherwise indicated. They are prepared and reported in thousands of Euro (“€ thousand”) except where otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reﬂect the absolute ﬁgures.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2021.

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021, except for the adoption of new standards effective as of January 1, 2022. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments apply for the first time in 2022, but do not have an impact on the interim condensed consolidated financial statements of the Group.